Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Current assets
Schedule of other current assets
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Prepaid expenses and vendor downpayments	3,832	2,025
Interest receivable	3,979	463
Due from Government institutions and income tax receivables	2,598	2,623
Other	747	542

	11,156	5,653